SCHEDULE OF CONSIDERATION PAID (Details) - Lyell Environmental Services Inc [Member]	Oct. 19, 2021 USD ($)
Business Acquisition [Line Items]
Cash	$ 1,050,000
Promissory note	186,538
2,000,000 shares of DGWR common stock	44,000
Total consideration	$ 1,280,538